BASIS OF PREPARATION (Details)			12 Months Ended
	Nov. 30, 2024	Feb. 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in unincorporated joint venture		75.00%
Côté Gold division
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			70.00%	70.00%
Ownership interest in unincorporated joint venture	60.30%		70.00%
Proportion of ownership interest repurchase in joint venture	9.70%
Essakane mine
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			90.00%	90.00%
Westwood
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			100.00%	100.00%
Vanstar Resources Inc.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions			100.00%	0.00%
Ownership interest in unincorporated joint venture		25.00%
Third Party
Disclosure of unconsolidated joint ventures/divisions [line items]
Net profits interest in mineral tenure held by third party			7.50%